Fair value of assets and liabilities - Deferred day one profit or loss reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liabilities [Line Items]
Opening balance at 1 January	€ (94)	€ (90)
DOP deferred on new transactions during the period	(37)	(62)
Closing balance at 31 December	(91)	(94)
of which release
Disclosure of fair value measurement of assets and liabilities [Line Items]
DOP recognised in the statement of profit or loss during the period:	13	27
of which amortisation and exchange differences
Disclosure of fair value measurement of assets and liabilities [Line Items]
DOP recognised in the statement of profit or loss during the period:	€ 27	€ 32